Financial risk management - Summary of financial assets (based on non-discounted contractual cash flows) (Detail) - Liquidity risk [member] - PEN (S/) S/ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of portfolios of insurance contracts issued and reinsurance contracts [line items]
Financial assets (based on non-discounted contractual cash flows)	S/ 24,087,843	S/ 23,403,209
Investments at fair value through profit or loss [member]
Disclosure of portfolios of insurance contracts issued and reinsurance contracts [line items]
Financial assets (based on non-discounted contractual cash flows)	3,324	3,373
Debt instruments measured at fair value through other comprehensive income [member]
Disclosure of portfolios of insurance contracts issued and reinsurance contracts [line items]
Financial assets (based on non-discounted contractual cash flows)	24,057,318	23,372,635
Investments at amortized cost [member]
Disclosure of portfolios of insurance contracts issued and reinsurance contracts [line items]
Financial assets (based on non-discounted contractual cash flows)	27,201	27,201
Less than 1 year [member]
Disclosure of portfolios of insurance contracts issued and reinsurance contracts [line items]
Financial assets (based on non-discounted contractual cash flows)	1,057,758	1,020,706
Less than 1 year [member] | Investments at fair value through profit or loss [member]
Disclosure of portfolios of insurance contracts issued and reinsurance contracts [line items]
Financial assets (based on non-discounted contractual cash flows)	98	97
Less than 1 year [member] | Debt instruments measured at fair value through other comprehensive income [member]
Disclosure of portfolios of insurance contracts issued and reinsurance contracts [line items]
Financial assets (based on non-discounted contractual cash flows)	1,057,660	1,020,609
From 1 to 2 years [member]
Disclosure of portfolios of insurance contracts issued and reinsurance contracts [line items]
Financial assets (based on non-discounted contractual cash flows)	1,067,926	969,131
From 1 to 2 years [member] | Investments at fair value through profit or loss [member]
Disclosure of portfolios of insurance contracts issued and reinsurance contracts [line items]
Financial assets (based on non-discounted contractual cash flows)	98	97
From 1 to 2 years [member] | Debt instruments measured at fair value through other comprehensive income [member]
Disclosure of portfolios of insurance contracts issued and reinsurance contracts [line items]
Financial assets (based on non-discounted contractual cash flows)	1,067,828	969,034
From 2 to 3 years [member]
Disclosure of portfolios of insurance contracts issued and reinsurance contracts [line items]
Financial assets (based on non-discounted contractual cash flows)	1,152,983	991,542
From 2 to 3 years [member] | Investments at fair value through profit or loss [member]
Disclosure of portfolios of insurance contracts issued and reinsurance contracts [line items]
Financial assets (based on non-discounted contractual cash flows)	98	97
From 2 to 3 years [member] | Debt instruments measured at fair value through other comprehensive income [member]
Disclosure of portfolios of insurance contracts issued and reinsurance contracts [line items]
Financial assets (based on non-discounted contractual cash flows)	1,152,885	991,445
From 3 to 4 years [member]
Disclosure of portfolios of insurance contracts issued and reinsurance contracts [line items]
Financial assets (based on non-discounted contractual cash flows)	1,162,896	1,079,649
From 3 to 4 years [member] | Investments at fair value through profit or loss [member]
Disclosure of portfolios of insurance contracts issued and reinsurance contracts [line items]
Financial assets (based on non-discounted contractual cash flows)	98	97
From 3 to 4 years [member] | Debt instruments measured at fair value through other comprehensive income [member]
Disclosure of portfolios of insurance contracts issued and reinsurance contracts [line items]
Financial assets (based on non-discounted contractual cash flows)	1,162,798	1,079,552
From 4 to 5 years [member]
Disclosure of portfolios of insurance contracts issued and reinsurance contracts [line items]
Financial assets (based on non-discounted contractual cash flows)	1,310,664	1,064,413
From 4 to 5 years [member] | Investments at fair value through profit or loss [member]
Disclosure of portfolios of insurance contracts issued and reinsurance contracts [line items]
Financial assets (based on non-discounted contractual cash flows)	98	97
From 4 to 5 years [member] | Debt instruments measured at fair value through other comprehensive income [member]
Disclosure of portfolios of insurance contracts issued and reinsurance contracts [line items]
Financial assets (based on non-discounted contractual cash flows)	1,283,365	1,064,316
From 4 to 5 years [member] | Investments at amortized cost [member]
Disclosure of portfolios of insurance contracts issued and reinsurance contracts [line items]
Financial assets (based on non-discounted contractual cash flows)	27,201
More than 5 years [member]
Disclosure of portfolios of insurance contracts issued and reinsurance contracts [line items]
Financial assets (based on non-discounted contractual cash flows)	18,335,616	18,277,768
More than 5 years [member] | Investments at fair value through profit or loss [member]
Disclosure of portfolios of insurance contracts issued and reinsurance contracts [line items]
Financial assets (based on non-discounted contractual cash flows)	2,834	2,888
More than 5 years [member] | Debt instruments measured at fair value through other comprehensive income [member]
Disclosure of portfolios of insurance contracts issued and reinsurance contracts [line items]
Financial assets (based on non-discounted contractual cash flows)	S/ 18,332,782	18,247,679
More than 5 years [member] | Investments at amortized cost [member]
Disclosure of portfolios of insurance contracts issued and reinsurance contracts [line items]
Financial assets (based on non-discounted contractual cash flows)		S/ 27,201